6. TRADE RECEIVABLES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Opening balance	R$ (245,194)	R$ (237,352)
(Loss)/Reversal estimated	7,513	(43,313)
Recovery and write-offs of receivables	9,333	35,471
Closing balance	R$ (228,348)	R$ (245,194)